SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION	6 Months Ended
Jun. 30, 2026
Disclosure Of Significant Accounting Policies [Abstract]
SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION	SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION
a)Statement of compliance
The interim condensed consolidated financial statements of the partnership and its subsidiaries have been prepared in accordance with IAS 34, Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”). Accordingly, certain information and footnote disclosures normally included in the consolidated financial statements prepared in accordance with IFRS® Accounting Standards as issued by the IASB (“IFRS Accounting Standards”), have been omitted or condensed.

These condensed consolidated financial statements as of and for the three and six months ended June 30, 2026 were approved and authorized for issue by the Board of Directors of the partnership on August 14, 2026.
b)Basis of presentation
The interim condensed consolidated financial statements are prepared using the same accounting policies and methods as those used in the consolidated financial statements for the year ended December 31, 2025. Consequently, the information included in these interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and accompanying notes included in the partnership’s annual report on Form 20-F for the year ended December 31, 2025. The interim condensed consolidated financial statements are unaudited and reflect all adjustments (consisting of normal recurring adjustments) which are, in the opinion of management, necessary for a fair statement of results for the interim periods presented in accordance with IFRS Accounting Standards. The results reported in these interim condensed consolidated financial statements should not necessarily be regarded as indicative of results that may be expected for the entire year.

The interim condensed consolidated financial statements are prepared on a going concern basis and have been presented in U.S. Dollars rounded to the nearest million unless otherwise indicated.

c)Adoption of accounting standards
i.Amendments to the Classification and Measurement of Financial Instruments – Amendments to IFRS 9 and IFRS 7
The partnership adopted the amendments to IFRS 9 and IFRS 7 as of January 1, 2026, its mandatory effective date. The amendments clarify the requirements related to the date of recognition and derecognition of financial assets and financial liabilities, with an exception for derecognition of financial liabilities settled via an electronic transfer, clarify the requirements for assessing contractual cash flow characteristics of financial assets and clarify the characteristics of non-recourse loans and contractually linked instruments. The partnership has determined that requirements related to the date of derecognition of financial assets and financial liabilities do not have a material impact.

ii.Contracts Referencing Nature-dependent Electricity - Amendments to IFRS 9 and IFRS 7
The partnership adopted the amendments to IFRS 9 and IFRS 7 as of January 1, 2026, its mandatory effective date. These amendments include guidance on the “own-use” exemption for purchasers of electricity under such contracts, and hedge accounting requirements where purchases or sales of electricity are hedged using such contracts. The partnership has determined that requirements for the “own-use” exemption are expected to be met for such contracts and therefore, these amendments do not have a material impact.

d)Future accounting policies
The partnership is currently assessing the impact of IFRS 18 Presentation and Disclosure in Financial Statements (“IFRS 18”), which was issued by the IASB in April 2024. IFRS 18 will replace IAS 1 and will be effective for annual reporting periods beginning on or after January 1, 2027, with earlier application permitted. IFRS 18 sets out significant new requirements for the presentation of financial statements with a particular focus on the income statement, including requirements for mandatory sub-totals to be presented, aggregation and disaggregation of information, and disclosures related to management-defined performance measures, in addition to certain related amendments to IAS 7 that will result in new requirements for the presentation of the statement of cash flows, concurrent with IFRS 18 becoming effective.
e)Critical judgments and estimates in applying accounting policies
The preparation of the partnership’s interim condensed consolidated financial statements in accordance with IAS 34 requires the use of certain critical accounting estimates and assumptions. It also requires management to exercise judgment in applying the partnership’s accounting policies. The accounting policies and critical estimates and assumptions have been set out in Note 2, Material Accounting Policies in the partnership’s consolidated financial statements for the year ended December 31, 2025 and have been consistently applied in the preparation of the interim condensed consolidated financial statements as of and for the three and six months ended June 30, 2026.